Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current
Accounts receivable	$ 18	¥ 125	¥ 277
Other receivables	0	0	0
Inventory impairment	164	1,141	918
Estimated Loss due to Product Warranty	0	0	0
Deferred tax assets - current	182	1,266	1,195
Non-current
Property, plant and equipment, principally due to differences in depreciation	71	493	634
Construction in progress, principally due to capitalized interest	(284)	(1,980)	(2,208)
Lease prepayments, principally due to differences in charges	(45)	(310)	(320)
Allowance for advanced to supplier-long term	2	16	16
Net loss carryforward	0	0	2,493
Deferred tax assets - non current	(256)	(1,781)	615
Net deferred income tax assets	$ (74)	¥ (515)	¥ 1,810